Restatement - Schedule of Restatement (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Intangible assets	$ 400,000	$ 400,000
Total assets	417,633	439,832
Accounts payable and accrued liabilities	189,754	323,136	5,100
Total liabilities	928,548	741,130	101,816
Total Liabilities and Stockholders’ Deficit	417,633	439,832
Originally Reported
Intangible assets	375,000
Total assets	392,633
Accounts payable and accrued liabilities	164,754
Total liabilities	903,548
Total Liabilities and Stockholders’ Deficit	392,633
Change
Intangible assets	25,000
Total assets	25,000
Accounts payable and accrued liabilities	25,000
Total liabilities	25,000
Total Liabilities and Stockholders’ Deficit	25,000
Restated
Intangible assets	400,000
Total assets	417,633
Accounts payable and accrued liabilities	189,000
Total liabilities	928,548
Total Liabilities and Stockholders’ Deficit	$ 417,633